Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of property and equipment on straight-line basis over useful life of assets
	December 31,
	2016	2017
Cost:

Computer and peripheral equipment	$1,935	$2,616
Office furniture and equipment	1,332	1,497
Machinery and equipment	8,962	11,098
Leasehold improvements	4,978	7,022

	17,207	22,233

Accumulated depreciation	(7,960)	(11,003)

Property and equipment, net	$9,247	$11,230